Share capital (Details) - EUR (€)	May 10, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Share capital		€ 27,190,731.40	€ 20,151,000
Number of outstanding shares		135,953,657
Nominal value per share (in euros)		€ 0.20	€ 0.20
Share premiums (as restated)		€ 27,781,000	€ 22,538,000
Share premiums, cost incurred as part of public offering project		2,099,000
Allocation of premiums to retained earnings	€ 17,505,000
Ordinary shares
Disclosure of classes of share capital [line items]
Share capital		€ 27,191,000	€ 20,151,000	€ 4,793,000
Number of outstanding shares		135,953,657	100,757,097	23,963,254
Nominal value per share (in euros)		€ 0.20	€ 0.20	€ 0.20